Revenues and Long-Lived Assets by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015		Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Geographic Area Information [Line Items]
Revenues	$ 913,611	[1]	$ 1,241,232		$ 1,214,435		$ 851,424		$ 903,816	[1]	$ 1,177,012		$ 1,223,439		$ 808,972		$ 4,220,702	[1]	$ 4,113,239	[1]	$ 3,944,540
Long-Lived Assets	628,803								601,506								628,803		601,506
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,813,204		3,710,977		3,525,176
Long-Lived Assets	467,728								441,656								467,728		441,656
CANADA
Geographic Area Information [Line Items]
Revenues																	267,220		263,908		300,289
Long-Lived Assets	155,758								154,437								155,758		154,437
MEXICO
Geographic Area Information [Line Items]
Revenues																	140,278		138,354		$ 119,075
Long-Lived Assets	$ 5,317								$ 5,413								$ 5,317		$ 5,413

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.